Note 6 - Risk Management - Maximum Credit Risk Exposure (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial Assets Held For Trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 74,954	€ 59,581
Debt securities Financial Assets Held for trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,274	25,577
Equity Instruments Financial Assets Held for trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,555	5,254
Loans and Advances to Customers Financial Assets Held for trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	37,125	28,750
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,918	5,135
Loans and Advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,052	1,803
Debt Securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	155	237
Equity Instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,711	3,095
Financial assets designated at fair value throught profit or loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,403	1,313
Derivatives tradings and hedging [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	40,738	38,249
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	63,396	56,365
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	63,396	56,362
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	3
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	60,750	53,737
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	60,750	53,734
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	3
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,613	2,595
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,613	2,595
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans And Advances To Credit Institutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	33	33
Loans And Advances To Credit Institutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	33	33
Loans And Advances To Credit Institutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans And Advances To Credit Institutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Financial Assets At Amortised Cost Member | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	443,162	431,927
Financial Assets At Amortised Cost Member | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	394,884	384,632
Financial Assets At Amortised Cost Member | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,230	30,902
Financial Assets At Amortised Cost Member | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	16,048	16,394
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,582	3,947
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,582	3,947
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10,862	9,175
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10,739	9,131
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	113	34
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10	10
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	389,306	386,225
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	341,582	339,204
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	31,724	30,673
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	15,999	16,348
Debt securities Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	37,412	32,580
Debt securities Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	36,981	32,350
Debt securities Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	392	195
Debt securities Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	39	35
Total Financial Assets Risk [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	628,572	592,571
Total Financial Assets Risk [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	458,280	440,993
Total Financial Assets Risk [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,230	30,905
Total Financial Assets Risk [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	16,048	16,394
Total Loan Commitments and Financial Guarantees [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	174,621	170,511
Total Loan Commitments and Financial Guarantees [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	164,314	161,404
Total Loan Commitments and Financial Guarantees [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	9,389	8,120
Total Loan Commitments and Financial Guarantees [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	918	987
Total Maximun Credit Exposure [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 803,193	€ 763,082